PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 93.4%
Asset-Backed Securities 7.9%
Collateralized Loan Obligations
Atlas Static Senior Loan Fund Ltd. (Cayman Islands), Series 2022-01A, Class BR, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.555%(c)	07/15/30		228	$227,489
Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.376(c)	04/15/35	EUR	250	288,472
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2023-03A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.565(c)	10/24/38		500	501,230
Barrow Hanley CLO Ltd. (Cayman Islands), Series 2023-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	03/31/38		500	501,013
Battalion CLO Ltd. (Cayman Islands), Series 2017-11A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.615(c)	04/24/34		750	750,823
Carlyle US CLO Ltd. (Cayman Islands), Series 2023-05A, Class B, 144A, 3 Month SOFR + 2.650% (Cap N/A, Floor 2.650%)	6.508(c)	01/27/36		500	500,965
CBAM Ltd. (Cayman Islands), Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.812(c)	10/17/38		350	349,736
CQS US CLO Ltd. (Cayman Islands), Series 2021-01A, Class BR, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.634(c)	01/20/35		400	398,998
Davis Park CLO Ltd., Series 2022-01A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.584(c)	07/20/38		500	501,296
Elevation CLO Ltd. (Cayman Islands), Series 2020-11A, Class BR, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.905(c)	10/15/37		400	401,058
Hayfin US Ltd. (Cayman Islands), Series 2024-15A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	6.059(c)	04/28/37		500	501,573
NGC Ltd. (United Kingdom), Series 2024-01A, Class B, 144A, 3 Month SOFR + 2.100% (Cap N/A, Floor 2.100%)	5.984(c)	07/20/37		350	350,306
PPM CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BR2, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)	6.144(c)	04/16/37		500	500,237
Series 2020-04A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.634(c)	03/18/38		750	752,503

Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class BR, 144A, 3 Month SOFR + 2.450% (Cap N/A, Floor 2.450%)	6.334(c)	01/20/37		300	300,225
Sound Point CLO Ltd. (Cayman Islands), Series 2020-02A, Class DR, 144A, 3 Month SOFR + 3.612% (Cap N/A, Floor 3.350%)	7.470(c)	10/25/34		250	246,380
Tikehau US CLO Ltd. (Bermuda), Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.855(c)	01/15/36		500	501,092
Trimaran CAVU Ltd. (Cayman Islands), Series 2019-02A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.681(c)	03/18/38		250	250,628

Total Asset-Backed Securities (cost $7,761,057)					7,824,024
Commercial Mortgage-Backed Securities 1.2%
BX Commercial Mortgage Trust, Series 2021-CIP, Class E, 144A, 1 Month SOFR + 2.934% (Cap N/A, Floor 2.820%)	6.893(c)	12/15/38		440	439,004
BX Trust, Series 2025-DIME, Class E, 144A, 1 Month SOFR + 3.000% (Cap N/A, Floor 3.000%)	6.959(c)	02/15/35		250	249,844
NYC Commercial Mortgage Trust, Series 2025-03BP, Class D, 144A, 1 Month SOFR + 2.441% (Cap N/A, Floor 2.441%)	6.400(c)	02/15/42		150	149,245
ROCK Trust, Series 2024-CNTR, Class E, 144A	8.819	11/13/41		370	390,570

Total Commercial Mortgage-Backed Securities (cost $1,217,391)					1,228,663
Corporate Bonds 11.1%
Aerospace & Defense 0.0%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.875	04/15/27		5	5,000

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), Sr. Unsec’d. Notes, 144A	7.875%	05/01/27	75	$75,562
Auto Manufacturers 0.1%
General Motors Co., Sr. Unsec’d. Notes	5.600	10/15/32	105	110,133
Banks 9.5%
Bank of America Corp.,
Jr. Sub. Notes	6.250(ff)	07/26/30(oo)	705	712,153
Jr. Sub. Notes	6.625(ff)	05/01/30(oo)	890	922,761

Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes	7.350(ff)	04/27/85	600	619,739
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	510	514,088
Jr. Sub. Notes, Series FF	6.950(ff)	02/15/30(oo)	855	872,154
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	315	321,771
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	1,750	1,724,685
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	400	392,924
Royal Bank of Canada (Canada),
Jr. Sub. Notes	6.350(ff)	11/24/84	750	737,812
Jr. Sub. Notes	6.500(ff)	11/24/85	500	494,644

Sumitomo Mitsui Financial Group, Inc. (Japan), Jr. Sub. Notes	6.600(ff)	06/05/34(oo)	100	102,875
Toronto-Dominion Bank (The) (Canada),
Jr. Sub. Notes	6.350(ff)	10/31/85	835	840,037
Jr. Sub. Notes	7.250(ff)	07/31/84	720	755,100

U.S. Bancorp, Jr. Sub. Notes	3.700(ff)	01/15/27(oo)	500	485,298
				9,496,041
Diversified Financial Services 0.2%
Nomura Holdings, Inc. (Japan), Jr. Sub. Notes	7.000(ff)	07/15/30(oo)	205	209,647
Electric 0.5%
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.000	02/01/31	75	75,249
Vistra Corp.,
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)	100	102,179
Jr. Sub. Notes, Series C, 144A	8.875(ff)	01/15/29(oo)	250	277,839
				455,267
Environmental Control 0.0%
GFL Environmental, Inc., Gtd. Notes, 144A	6.750	01/15/31	50	52,371
Housewares 0.0%
SWF Holdings I Corp., Sr. Unsec’d. Notes, 144A	6.500	10/01/29	75	25,784
Machinery-Diversified 0.0%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	5	5,219

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital, Sr. Sec’d. Notes	4.400%	04/01/33	75	$70,667
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A, PIK 9.250%	9.250	03/25/30	21	10,742
				81,409
Oil & Gas 0.1%
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	6.250	04/15/32	100	94,142
Oil & Gas Services 0.0%
SESI LLC, Sr. Sec’d. Notes, 144A	7.875	09/30/30	45	44,781
Pipelines 0.3%
Targa Resources Corp., Gtd. Notes	4.200	02/01/33	75	71,888
Venture Global LNG, Inc., Jr. Sub. Notes, 144A	9.000(ff)	09/30/29(oo)	220	186,985
				258,873
Real Estate Investment Trusts (REITs) 0.1%
Diversified Healthcare Trust,
Gtd. Notes	4.375	03/01/31	60	52,901
Sr. Unsec’d. Notes	4.750	02/15/28	5	4,799
				57,700
Retail 0.1%
Gap, Inc. (The), Gtd. Notes, 144A	3.875	10/01/31	75	69,793
Telecommunications 0.0%
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000	12/31/30	5	—
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000	12/31/30	5	—

Level 3 Financing, Inc., Sec’d. Notes, 144A	4.875	06/15/29	25	23,912
				23,912

Total Corporate Bonds (cost $10,886,526)				11,065,634
Floating Rate and Other Loans 69.8%
Advertising 0.2%
Summer BC Holdco B Sarl (Luxembourg), Extended Facility B, 3 Month SOFR + 5.260%	9.262(c)	02/15/29	223	212,641
Aerospace & Defense 0.7%
Azorra Soar Finance Ltd. (Cayman Islands), New Term B Loan, 3 Month SOFR + 2.750%	6.788(c)	10/18/29	305	306,559
Pac Dac LLC, Initial Term Loan, 3 Month SOFR + 3.250%	7.108(c)	10/28/30	150	147,937
Propulsion BC Finco Sarl (Spain), Term Loan	—(p)	12/01/32	50	49,938

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Aerospace & Defense (cont’d.)
Transdigm, Inc.,
New Tranche Term K Loan, 3 Month SOFR + 2.250%	6.252%(c)	03/22/30	99	$98,853
Tranche Term M Loan, 3 Month SOFR + 2.500%	6.502(c)	08/19/32	125	125,234
				728,521
Agriculture 0.3%
Alltech, Inc., Term B-2 Loan, 1 Month SOFR + 4.364%	8.280(c)	08/13/30	300	301,688
Airlines 0.9%
American Airlines, Inc., Repriced Term Loan, 3 Month SOFR + 2.250%	6.134(c)	04/20/28	590	589,103
Vista Management Holding, Inc., Initial Term Loan, 3 Month SOFR + 3.750%	7.735(c)	04/01/31	287	289,253
				878,356
Auto Manufacturers 0.1%
Allison Transmission, Inc., Term B Loan	—(p)	11/30/32	100	100,304
Auto Parts & Equipment 1.6%
American Axle & Manufacturing, Inc., Tranche Term C Loan	—(p)	12/31/32	125	125,078
Clarios Global LP,
2024 Term B Loan, 1 Month SOFR + 2.500%	6.416(c)	05/06/30	200	200,062
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.666(c)	01/28/32	425	424,734

First Brands Group LLC, 2021 Second Lien Term Loan	13.070	03/30/28(d)	492	4,924
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.774(c)	11/17/28	474	461,877
Term B Loan, 3 Month SOFR + 5.100%	9.045(c)	11/17/28	350	341,906
				1,558,581
Beverages 0.2%
Brewco Borrower LLC, Term Loan, 1 Month SOFR + 7.000%^	14.322(c)	09/30/30	36	30,755
Pegasus Bidco Bv (Netherlands), 2025-1 Dollar Term Loan, 3 Month SOFR + 2.750%	6.602(c)	07/12/29	149	149,202
				179,957
Building Materials 2.0%
American Bath/CP Atlas Buyer, Inc., 2025 Term B Loan, 1 Month SOFR + 5.250%	9.166(c)	07/08/30	225	214,031
Cornerstone Building Brands, Inc., Term Loan, 1 Month SOFR + 5.625%	9.584(c)	08/01/28	148	118,321
Covia Holdings LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.750%	6.706(c)	02/26/32	250	249,375
EMRLD Borrower LP,
Initial Term B Loan, 3 Month SOFR + 2.250%	6.072(c)	05/31/30	359	359,192
Second Amendment Incremental Term Loan, 1 Month SOFR + 2.250%	6.122(c)	08/04/31	149	148,462

HP PHRG Borrower LLC, Closing Date Term Loan, 3 Month SOFR + 4.000%	8.002(c)	02/20/32	200	195,510
Husky Holdings LLC, Term Loan	—(p)	02/15/29	75	75,281

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Building Materials (cont’d.)
Quikrete Holdings, Inc.,
2029 Term B Loan, 1 Month SOFR + 2.250%	6.166%(c)	03/19/29	199	$199,634
New Tranche Term B-1 Loan, 1 Month SOFR + 2.250%	6.166(c)	04/14/31	250	250,438
Tranche Term B-3 Loan, 1 Month SOFR + 2.250%	6.166(c)	02/10/32	199	199,663
				2,009,907
Chemicals 3.7%
A-AP Buyer, Inc., Initial Term Loan, 3 Month SOFR + 2.750%^	6.752(c)	09/09/31	249	248,747
Chemours Company (The), Tranche B-4 USD Term Loan, 1 Month SOFR + 3.500%	7.416(c)	10/15/32	200	192,750
Element Solutions, Inc., Term Loan	—(p)	12/18/30	75	75,396
Geon Performance Solutions LLC, 2024 Refinancing Term Loan, 3 Month SOFR + 4.512%	8.513(c)	08/18/28	368	316,148
Ineos US Finance LLC (Luxembourg), 2030 Dollar Term Loan, 1 Month SOFR + 3.250%	7.166(c)	02/18/30	186	153,661
Ineos US Petrochem LLC,
2030 Tranche B Dollar Term Loan, 1 Month SOFR + 3.850%	7.766(c)	03/14/30	73	57,275
New Term B Loan, 1 Month SOFR + 4.350%	8.266(c)	04/02/29	199	151,604

Iris Holdings Ltd., Initial Term Loan, 3 Month SOFR + 4.850%	8.690(c)	06/28/28	225	217,343
Nouryon Finance BV (Netherlands),
November 2024 B-1 Dollar Term Loan, 6 Month SOFR + 3.250%	7.036(c)	04/03/28	239	238,370
November 2024 B-2 Dollar Term Loan, 3 Month SOFR + 3.250%	7.162(c)	04/03/28	98	97,768

Olympus Water US Holding Corp., 2025 Incremental Term Loan, 3 Month SOFR + 3.250%	7.104(c)	11/03/32	225	222,027
Paint Intermediate III LLC, Paint Intermediate/Wesco Group Cov-Lite Term Loan, 3 Month SOFR + 3.000%	6.870(c)	10/09/31	249	248,543
Qnity Electronics, Inc., Term B Loan, 6 Month SOFR + 2.000%	5.698(c)	11/01/32	475	476,187
SCIH Salt Holdings, Inc., First Lien Incremental Term B-1 Loan, 3 Month SOFR + 3.000%	7.197(c)	01/31/29	349	349,827
SCIL USA Holdings LLC, Facility B-2, 6 Month SOFR + 4.000%^	7.788(c)	10/31/32	175	175,219
TPC Group, Inc., Initial Term Loan, 3 Month SOFR + 5.750%	9.773(c)	12/16/31	458	399,724
Tronox Finance LLC, 2024 Term B Loan, 1 Month SOFR + 2.500%	6.473(c)	09/30/31	124	91,462
				3,712,051
Commercial Services 7.1%
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	6.666(c)	08/12/28	500	500,416
Albion Financing 3 Sarl (United Kingdom), 2025-A Refinancing USD Term Loan, 3 Month SOFR + 3.000%	6.868(c)	05/21/31	148	148,257
AlixPartners LLP, 2025 Refinanced Dollar Term Loan, 1 Month SOFR + 2.000%	5.916(c)	08/12/32	100	99,900
Allied Universal Holdco LLC, Amendment No. 7 Replacement USD Term Loan, 1 Month SOFR + 3.350%	7.266(c)	08/20/32	400	401,418
Belfor Holdings, Inc., Tranche Term B-5 Loan, 1 Month SOFR + 2.750%	6.666(c)	11/01/30	264	264,679
Belron Finance 2019 LLC, 2031 Dollar Term Loan, 3 Month SOFR + 2.250%	6.120(c)	10/16/31	221	222,241
Boost Newco Borrower LLC, Term B-2 Loan, 3 Month SOFR + 2.000%	6.002(c)	01/31/31	198	197,731

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Commercial Services (cont’d.)
Catawba Nation Gaming Authority, Initial Term B Loan, 1 Month SOFR + 4.750%	8.666%(c)	03/28/32	200	$200,750
CoreLogic, Inc., First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.530(c)	06/02/28	119	118,648
Crisis Prevention Institute, Inc., 2024 Term Loan, 3 Month SOFR + 4.000%	8.002(c)	04/09/31	372	368,466
DS Parent, Inc., Term B Loan, 3 Month SOFR + 5.500%	9.502(c)	01/31/31	99	90,418
EAB Global, Inc., Term Loan, 1 Month SOFR + 3.000%	6.916(c)	08/16/30	122	113,165
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, 1 Month SOFR + 2.500%	6.416(c)	06/02/31	213	212,587
Ingenovis Health, Inc., First Lien Initial Term Loan, 3 Month SOFR + 4.250%^	8.334(c)	03/06/28	520	156,138
Jupiter Buyer, Inc., Initial Term Loan, 3 Month SOFR + 4.250%	8.252(c)	11/01/31	178	179,307
Kuehg Corp., Term Loan, 3 Month SOFR + 2.750%	6.752(c)	06/12/30	222	210,205
Latham Pool Products, Inc., Initial Term Loan, 3 Month SOFR + 4.150%	7.972(c)	02/23/29	184	182,186
Mavis Tire Express Services Topco Corp., 2025 First Lien Incremental Term Loan, 1 Month SOFR + 3.000%	6.916(c)	05/04/28	447	447,767
MPH Acquisition Holdings LLC,
First Term Out Loan, 3 Month SOFR + 3.750%	7.590(c)	12/31/30	190	190,253
Second Out Term Loan, 3 Month SOFR + 4.862%	8.702(c)	12/31/30	199	189,228

Neon Maple Purchaser, Inc., First Amend Tranche Term B-1 Loan	6.416(c)	11/17/31	397	396,629
NorthAB LLC, 2025 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.502(c)	11/24/28	343	329,407
Omnia Partners LLC, Amendment No. 3 Term Loan, 3 Month SOFR + 2.500%	6.359(c)	07/25/30	198	198,295
PG Polaris Bidco sarl (Ursa Minor) (Luxembourg), Second Amendment Refinancing Term Loan, 1 Month SOFR + 2.250%	6.091(c)	03/26/31	198	198,375
Ryan LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.416(c)	11/05/32	412	410,100
Trans Union LLC, Term B-5 Loan, 1 Month SOFR + 1.750%	5.766(c)	11/16/26	190	189,552
TruGreen LP, Second Refinancing Term Loan (First Lien), 1 Month SOFR + 4.100%	8.016(c)	11/02/27	222	216,831
Verde Purchaser LLC, Initial Term Loan, 3 Month SOFR + 4.000%	8.002(c)	11/30/30	199	196,759
VT Topco, Inc., Second Amendment Term Loan, 1 Month SOFR + 3.000%	6.965(c)	08/09/30	448	440,860
				7,070,568
Computers 2.7%
Amentum Holdings, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.166(c)	09/29/31	250	250,313
Bingo Holdings I LLC, Term Loan, 3 Month SOFR + 4.750%	8.752(c)	06/30/32	475	466,331
Indy US Bidco LLC, 2025 Term Loan, 1 Month SOFR + 2.500%	5.166(c)	10/31/30	300	299,630
McAfee Corp., Refinancing Tranche B-1, 1 Month SOFR + 3.000%	6.916(c)	03/01/29	291	267,853
NCR Atleos Corp., Term B Loan, 3 Month SOFR + 3.000%	7.026(c)	04/16/29	121	121,189
Ping Identity Corp., Initial Term Loan, 3 Month SOFR + 2.750%	6.591(c)	11/13/32	250	250,938

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Computers (cont’d.)
Sandisk Corp., Term B Loan, 3 Month SOFR + 3.000%	6.857%(c)	02/20/32		158	$158,718
Synechron, Inc., Initial Term Loan, 3 Month SOFR + 3.750%^	7.572(c)	10/03/31		249	246,634
Tempo Acquisition LLC, Term B Loan, 1 Month SOFR + 1.750%	5.666(c)	08/31/28		150	144,984
VeriFone Systems, Inc., 2025-1 Refinancing Term Loan, 3 Month SOFR + 5.512%	9.352(c)	08/18/28		466	440,678
					2,647,268
Consumer Services 0.2%
University Support Services LLC (Grenada), Initial Term Loan, 1 Month SOFR + 2.750%	6.666(c)	02/10/29		242	237,066
Cosmetics/Personal Care 0.5%
Rainbow UK Bidco Ltd. (Luxembourg), Facility B-3 Loan, SONIA + 4.500%	8.488(c)	02/23/29	GBP	375	494,319
Distribution/Wholesale 1.7%
AIP RD Buyer Corp., Term B Loan (First Lien), 1 Month SOFR + 4.000%	7.416(c)	12/23/30		148	148,069
Olympus Water US Holding Corp., Term B-6 Dollar Loan, 3 Month SOFR + 3.000%	7.002(c)	06/20/31		198	194,962
Pearls Netherlands Bidco BV (Netherlands), Term B Loan (USD), 3 Month SOFR + 3.250%	7.090(c)	02/26/29		125	113,881
Protective Industrial Products, Inc., Initial Term Loan, 1 Month SOFR + 4.000%	7.916(c)	05/21/32		275	272,422
Quimper AB (Sweden), Term B Loan, 6 Month EURIBOR + 3.750%	5.859(c)	03/15/30	EUR	450	525,856
Windsor Holdings III LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 2.750%	6.666(c)	08/01/30		399	398,499
					1,653,689
Diversified Financial Services 2.5%
Dechra Finance US, Facility B-1 Loan, 6 Month SOFR + 3.250%	7.447(c)	01/27/32		199	199,995
EP Wealth Advisors LLC, Closing Date Term Loan, 3 Month SOFR + 3.000%	6.894(c)	10/18/32		75	74,906
Focus Financial Partners LLC, Tranche B Incremental Term Loan, 1 Month SOFR + 2.500%	6.416(c)	09/15/31		521	521,312
Hudson River Trading LLC, Term B-1 Loan, 1 Month SOFR + 2.750%	6.709(c)	03/18/30		587	588,269
Jefferies Finance LLC, Initial Term Loan 2024, 1 Month SOFR + 2.750%	6.709(c)	10/21/31		347	342,602
VFH Parent LLC, Term B-2 Loan, 1 Month SOFR + 2.500%	6.416(c)	06/21/31		468	469,170
Virtus Investment Partners, Inc., Initial Term Loan, 1 Month SOFR + 2.250%	6.166(c)	09/27/32		275	275,172
					2,471,426
Electric 1.0%
Calpine Corp.,
2024 Facility Term Loan, 1 Month SOFR + 1.750%	5.666(c)	02/15/32		125	124,913
Term B-10 Loan, 1 Month SOFR + 1.750%	5.666(c)	01/31/31		224	223,654

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Electric (cont’d.)

Discovery Energy Holding Corp., Initial Dollar Term Loan, 3 Month SOFR + 3.750%	7.752%(c)	05/01/31	298	$299,261
Talen Energy Supply LLC, 2025 First Lien Term B Loan	—(p)	10/31/32	325	325,000
				972,828
Electrical Components & Equipment 0.1%
Energizer Holdings, Inc., 2025 Term B Loan, 1 Month SOFR + 2.000%	5.951(c)	03/19/32	89	89,285
Electronics 0.8%
Indicor LLC, Tranche D Dollar Term Loan, 3 Month SOFR + 2.750%	6.752(c)	11/22/29	297	298,558
Lsf12 Crown US Commercial Bidco LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.484(c)	12/02/31	49	48,701
Minimax Viking GmbH - MX Holdings US, Inc., Senior Facility B (USD) Loan, 1 Month SOFR + 2.000%	5.916(c)	03/17/32	299	300,372
Pinnacle Buyer LLC, Term Loan, 3 Month SOFR + 2.500%	6.485(c)	10/01/32	147	147,202
				794,833
Energy-Alternate Sources 0.1%
WIN Waste Innovations Holdings, Inc., Initial Term Loan, 1 Month SOFR + 2.864%	6.780(c)	03/24/28	104	104,573
Engineering & Construction 1.2%
Azuria Water Solutions, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 3.000%	6.916(c)	05/17/28	444	446,205
Brown Group Holding LLC,
Incremental Term B-2 Facility, 3 Month SOFR + 2.750%	6.609(c)	07/01/31	99	99,912
Initial Term Loan, 1 Month SOFR + 2.500%	6.416(c)	07/01/31	148	148,279

Legence Holdings LLC, Term B Loan, 1 Month SOFR + 2.250%	6.166(c)	12/16/31	113	113,268
Michael Baker International LLC, Term B Loan First Lien, 3 Month SOFR + 4.000%	7.840(c)	12/01/28	346	346,599
				1,154,263
Entertainment 3.9%
Allen Media LLC, Term B Loan, 3 Month SOFR + 5.650%	9.652(c)	02/10/27	182	126,044
Allwyn Entertainment Financing (US) LLC, Term B Loan	—(p)	11/30/32	375	361,875
Caesars Entertainment, Inc.,
Incremental Term B-1 Loan, 1 Month SOFR + 2.250%	6.166(c)	02/06/31	425	419,906
Term B Loan, 1 Month SOFR + 2.250%	6.166(c)	02/06/30	163	160,639

Cinemark USA, Inc., Term Loan, 3 Month SOFR + 2.250%	6.187(c)	05/24/30	369	369,205
Crown Finance US, Inc. (United Kingdom), Term B Loan, 1 Month SOFR + 4.500%	8.484(c)	12/02/31	474	473,470
ECL Entertainment LLC, 2025 Refinancing Term B Loan, 1 Month SOFR + 3.000%	6.916(c)	08/30/30	250	248,750
Flutter Entertainment PLC (Ireland), Third Incremental Term B Loan, 3 Month SOFR + 2.000%	6.002(c)	06/04/32	625	622,220
Hershend Entertainment Co LLC, Term B Loan, 1 Month SOFR + 3.250%	7.166(c)	05/27/32	125	125,233

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Entertainment (cont’d.)
Maverick Gaming LLC,
First Out Term Loan, 3 Month SOFR + 8.500%^	11.456%(c)	06/05/28(d)	26	$23,420
Second Out Term Loan^	—(p)	06/05/28(d)	62	0

Motion Finco LLC (United Kingdom), Facility B-3, 3 Month SOFR + 3.500%	—(p)	11/12/29	100	85,125
Six Flags Entertainment Corp., Initial Term B Loan, 1 Month SOFR + 2.000%	5.916(c)	05/01/31	198	193,324
Voyager Parent LLC, First Lien Term B Loan, 3 Month SOFR + 4.750%	8.752(c)	07/01/32	650	649,910
				3,859,121
Environmental Control 2.6%
Action Environmental Group, Inc. (The), 2025 Term B Loan, 3 Month SOFR + 3.250%	7.252(c)	10/24/30	468	467,633
GFL Environmental, Inc., Initial Term Loan, 3 Month SOFR + 2.500%	6.671(c)	03/03/32	350	350,437
JFL-Tiger Acquisition Co., Inc., Initial Term Loan, 1 Month SOFR + 3.750%	7.701(c)	10/17/30	345	345,481
Madison Iaq LLC, 2025 Repriced Incremental Term Loan, 3 Month SOFR + 2.750%	6.637(c)	11/08/32	472	473,678
Mip V Waste Holdings LLC, Tranche Term B-2 Loan, 3 Month SOFR + 2.750%^	6.590(c)	08/20/32	197	197,320
Reworld Holding Corp.,
2024 Refinancing Term B-1 Loan, 1 Month SOFR + 2.250%	6.210(c)	11/30/28	184	184,491
2024 Refinancing Term C-1 Loan, 1 Month SOFR + 2.250%	6.210(c)	11/30/28	14	14,281
Term B Loan, 1 Month SOFR + 2.250%	6.201(c)	11/30/28	201	201,358
Term C Loan, 1 Month SOFR + 2.250%	6.201(c)	11/30/28	11	11,114

Tidal Waste & Recycling Holdings LLC, Term B Loan, 3 Month SOFR + 3.000%	7.002(c)	10/24/31	149	149,437
WIN Waste Innovations Holdings, Inc., New Term B-2 Loan, 1 Month SOFR + 3.364%	7.280(c)	03/24/28	165	165,205
				2,560,435
Food Service 0.3%
Gategroup Finance (Switzerland), Senior Facility B (USD) Loan, 1 Month SOFR + 4.250%	8.234(c)	06/10/32	314	313,479
Foods 0.8%
Froneri International Ltd., Facility B-4, 6 Month SOFR + 2.000%	6.197(c)	09/30/31	274	272,815
Nourish Buyer I, Inc., Initial Term Loan, 1 Month SOFR + 4.500%^	8.459(c)	07/08/32	275	274,312
Sycamore Buyer LLC, 2025-2 Refinancing Term B Loan, 1 Month SOFR + 2.000%	5.950(c)	05/21/32	225	225,811
				772,938
Forest Products & Paper 0.3%
Magnera Corp., New Term Loan, 3 Month SOFR + 4.250%	8.072(c)	11/04/31	280	274,607

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Hand/Machine Tools 0.5%
Alliance Laundry Systems, Initial Term B Loan, 1 Month SOFR + 2.250%	6.154%(c)	08/19/31	256	$256,043
Madison Safety & Flow LLC, 2025-B Incremental Term B Loan, 1 Month SOFR + 2.500%	6.416(c)	09/26/31	248	249,291
				505,334
Healthcare 0.4%
Envision Healthcare Operating, Inc., 2025 Replacement Term Loan, 1 Month SOFR + 6.500%	10.416(c)	06/25/30	393	394,024
Healthcare & Pharmaceuticals 0.2%
Loire Finco Luxembourg Sarl (Luxembourg), Additional Facility USD, 1 Month SOFR + 4.000%	7.916(c)	01/21/30	249	248,959
Healthcare-Products 0.8%
Bausch & Lomb Corp., Third Amendment Term Loan, 1 Month SOFR + 4.250%	8.166(c)	01/15/31	150	150,062
Medline Borrower LP,
2028 Refinancing Term Loan, 1 Month SOFR + 2.000%	5.916(c)	10/23/28	250	250,328
2030 Refinancing Term Loan, 1 Month SOFR + 2.000%	5.916(c)	10/23/30	249	248,973

QuidelOrtho Corp./QDEL, Term B Loan, 3 Month SOFR + 4.000%	8.002(c)	08/20/32	150	149,156
				798,519
Healthcare-Services 2.5%
Accelerated Health Systems LLC, Initial Term B Loan, 3 Month SOFR + 4.350%	8.190(c)	02/15/29	247	185,801
Charlotte Buyer, Inc., Second Refinancing Term Loan, 1 Month SOFR + 4.250%	8.207(c)	02/11/28	286	285,249
Examworks Bidco, Inc., Initial Term Loan, 1 Month SOFR + 2.500%	6.416(c)	11/01/28	249	249,727
LifePoint Health, Inc., Term B Loan, 3 Month SOFR + 3.750%	7.682(c)	05/16/31	234	234,895
Mamba Purchaser, Inc., Fifth Amendment Term Loan, 1 Month SOFR + 2.750%	6.826(c)	10/16/31	147	147,761
Phoenix Guarantor, Inc., Tranche Term B-5 Loan, 1 Month SOFR + 2.500%	6.416(c)	02/21/31	269	270,505
Sound Inpatient Physicians Holdings LLC, Tranche Term B Loan, 3 Month SOFR + 5.262%^	9.263(c)	06/28/28	533	510,358
Sound Inpatient Physicians, Inc.,
Tranche Term A Loan, 3 Month SOFR + 6.762%	10.763(c)	06/28/28	50	51,249
Tranche Term C Loan, 3 Month SOFR + 7.012%^	11.013(c)	06/28/29	6	5,226

Upstream Newco, Inc., August 2021 Incremental Term Loan, 3 Month SOFR + 4.512%	8.352(c)	11/20/26	652	563,483
				2,504,254
Holding Companies-Diversified 0.5%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.338(c)	12/19/30	508	503,302
Home Furnishings 0.5%
TGP Holdings III LLC, First Lien Closing Date Term Loan, 1 Month SOFR + 3.350%	7.266(c)	06/29/28	551	514,471

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Housewares 0.4%
Hunter Douglas Holding BV (Netherlands), Tranche Term B-1 Loan, 3 Month SOFR + 3.250%	7.127%(c)	01/17/32	248	$248,249
Lifetime Brands, Inc., Extended Term Loan, 1 Month SOFR + 5.614%^	9.574(c)	08/26/27	44	39,781
SWF Holdings I Corp., Tranche Term A-1 Loan, 1 Month SOFR + 4.500%	8.416(c)	12/18/29	129	127,607
				415,637
Insurance 3.4%
Acrisure LLC,
2024 Repricing Term B-6 Loan, 1 Month SOFR + 3.000%	6.916(c)	11/06/30	520	518,729
2025 Term B-7 Loan, 1 Month SOFR + 3.250%	7.166(c)	06/20/32	299	298,876

AmWINS Group, Inc., Initial Term Loan, 3 Month SOFR + 2.250%	6.252(c)	01/30/32	299	299,920
Asurion LLC,
New Term B-04 Loan, 1 Month SOFR + 5.364%	9.280(c)	01/20/29	200	186,958
New Term B-10 Loan, 1 Month SOFR + 4.100%	8.016(c)	08/19/28	510	509,193
New Term B-12 Loan, 1 Month SOFR + 4.250%	8.166(c)	09/19/30	100	98,377
Second Lien Term B-3 Loan, 1 Month SOFR + 5.364%	9.280(c)	01/31/28	50	47,812

Broadstreet Partners, Inc., 2024 Term B Loan, 1 Month SOFR + 2.750%	6.666(c)	06/13/31	272	272,512
Howden Gropu Holdings Ltd. (United Kingdom), 2024-2 Refinancing Term Loan, 1 Month SOFR + 3.500%	7.416(c)	04/18/30	50	49,893
Sedgwick Claims Management Services, Inc., 2024 Term Loan, 1 Month SOFR + 2.500%	6.416(c)	07/31/31	648	648,576
USI, Inc., 2024 Term Loan, 3 Month SOFR + 2.250%	6.252(c)	09/27/30	418	418,706
				3,349,552
Internet 0.7%
Cablevision Lightpath LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 3.000%	6.959(c)	11/30/27	130	130,090
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28	14	8,463
MH Sub I LLC,
2023 May New Term Loan, 3 Month SOFR + 4.250%	8.252(c)	05/03/28	413	373,405
2024 December New Term Loan, 1 Month SOFR + 4.250%	8.166(c)	12/31/31	202	164,248
				676,206
Investment Companies 0.4%
Acuren Delaware Holdco, Inc., Amendment No. 1 Term Loan, 1 Month SOFR + 2.750%	6.666(c)	07/30/31	199	200,286
BCP VI Summit Holdings LP, Initial Term Loan, 1 Month SOFR + 3.000%	6.984(c)	01/30/32	50	50,124
Deep Blue Operating I LLC, Initial Term Loan, 1 Month SOFR + 2.750%	6.734(c)	10/01/32	125	125,312
				375,722
Leisure Time 1.5%
Alterra Mountain Co., Term B-8 Loan, 1 Month SOFR + 2.500%	6.416(c)	05/31/30	123	122,826
Arcis Golf LLC, Amendment No. 3 Term Loan, 1 Month SOFR + 2.750%	6.666(c)	11/24/28	100	99,844
Bombardier Recreational Products, Inc. (Canada), 2023 Replacement Term Loan, 1 Month SOFR + 2.250%	6.166(c)	12/13/29	166	166,197

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Leisure Time (cont’d.)
Fender Musical Instruments Corp., Initial Term Loan, 1 Month SOFR + 4.100%	8.016%(c)	12/01/28	304	$273,254
LC Ahab US Bidco LLC, Initial Term Loan, 1 Month SOFR + 3.000%	6.916(c)	05/01/31	274	274,473
Life Time, Inc., 2025 Repriced First Lien Term B Loan, 1 Month SOFR + 2.000%	6.006(c)	11/05/31	99	98,773
Recess Holdings, Inc., Amendment No. 5 Term Loan, 3 Month SOFR + 3.750%	7.615(c)	02/20/30	247	247,563
SGH2 LLC, Initial Dollar Term Loan, 3 Month SOFR + 4.500%	8.508(c)	08/18/32	200	200,250
				1,483,180
Lodging 0.2%
Fertitta Entertainment LLC, Initial B Term Loan, 1 Month SOFR + 3.250%	7.166(c)	01/27/29	199	198,221
Machinery-Construction & Mining 0.2%
WEC US Holdings Ltd., Initial Term Loan	—(p)	01/27/31	250	250,220
Machinery-Diversified 2.0%
Chart Industries, Inc., 2024 Term B Loan, 3 Month SOFR + 2.500%	6.476(c)	03/15/30	137	137,657
DXP Enterprises, Inc., 2024 Incremental Term Loan, 1 Month SOFR + 3.750%	7.666(c)	10/11/30	124	124,446
Engineered Machinery Holdings, Inc.,
Incremental USD First Lien Term Loan, 3 Month SOFR + 3.762%	7.763(c)	05/19/28	42	42,543
Term Loan	—(p)	11/26/32	218	219,158
Term Loan	—(p)	11/22/32	32	32,052

Graftech Global Enterprises, Inc., Initial Term Loan, 3 Month SOFR + 6.000%	9.858(c)	12/21/29	318	322,159
Pro Mach, Amendment No. 6 Term Loan, 1 Month SOFR + 2.750%	6.666(c)	10/16/32	250	251,094
TK Elevator Midco GmbH (Germany), (USD) Term B Loan, 6 Month SOFR + 3.000%	7.114(c)	04/30/30	568	570,714
Victory Buyer LLC, Initial Term Loan, 1 Month SOFR + 3.864%	7.780(c)	11/19/28	272	272,711
				1,972,534
Media 0.9%
Nexstar Media, Inc., Term B-5 Loan, 1 Month SOFR + 2.500%	6.416(c)	06/28/32	150	149,879
Radiate Holdco LLC,
First Out Term Loan, 1 Month SOFR + 3.500%	4.515(c)	09/25/29	263	192,551
Term Loan	—(p)	06/26/29	25	24,719
Term Loan	—(p)	06/26/29	75	74,156

Sunrise HoldCo III BV, Facility AAA1, 3 Month SOFR + 2.500%	6.426(c)	02/15/32	125	125,000
Virgin Media Bristol LLC, Facility Y, 6 Month SOFR + 3.275%	7.052(c)	03/31/31	300	294,112
				860,417
Metal Fabricate/Hardware 0.9%
Crosby US Acquisition Corp., Amendment No. 4 Replacement Term Loan, 1 Month SOFR + 3.500%	7.416(c)	08/16/29	172	172,765

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Metal Fabricate/Hardware (cont’d.)
Doncasters US Finance LLC (United Kingdom), Initial Term Loan, 3 Month SOFR + 6.500%^	10.502%(c)	04/23/30	222	$223,658
Grinding Media, Inc., 2024 Term B Loan, 3 Month SOFR + 3.500%^	7.335(c)	10/12/28	249	249,682
Tiger Acquisition LLC, Refinancing Initial Term Loan, 1 Month SOFR + 2.500%	6.451(c)	08/23/32	125	125,077
Trulite Glass & Aluminum Solutions LLC, Initial Term Loan, 3 Month SOFR + 6.000%^	9.976(c)	03/01/30	168	165,911
				937,093
Mining 0.1%
Arsenal Aic Parent LLC, 2025 Term B Loan, 1 Month SOFR + 2.750%	6.666(c)	08/18/30	144	143,992
Miscellaneous Manufacturing 0.5%
AMG Advanced Metallurgical Group NV (Netherlands), 2021 Term Loan, 1 Month SOFR + 3.614%	7.530(c)	11/30/28	271	269,426
Plastipak Holdings, Inc., Tranche Term B Loan, 1 Month SOFR + 2.500%	6.416(c)	09/10/32	250	249,844
				519,270
Oil & Gas 0.3%
Apro LLC, Initial Term Loan, 3 Month SOFR + 3.750%	7.677(c)	07/09/31	322	320,141
Packaging & Containers 2.1%
Closure Systems International Group, Amendment No. 5 Term Loan, 1 Month SOFR + 3.000%	6.916(c)	03/22/29	99	99,093
Clydesdale Acquisition Holdings, Inc., 2025 Incremental Closing Date Term B Loan, 1 Month SOFR + 3.250%	7.166(c)	04/01/32	490	487,066
Owens-Brockway Glass Container, Inc., Tranche Term B-1 Loan, 3 Month SOFR + 3.000%	6.838(c)	09/30/32	150	150,250
Plaze, Inc., Initial Term Loan, 1 Month SOFR + 3.614%	7.530(c)	08/03/26	316	293,181
Pregis Topco LLC, Amendment No. 10 Refinancing Term Loan, 1 Month SOFR + 4.000%	7.916(c)	02/01/29	134	134,337
Ring Container Technologies Group LLC, 2025 Refinancing Term Loan, 1 Month SOFR + 2.500%	6.416(c)	09/15/32	125	124,818
Secure Acquisition, Inc., Closing Date Term Loan, 3 Month SOFR + 3.750%	7.752(c)	12/15/28	396	398,566
Supplyone, Inc., Term B Loan, 1 Month SOFR + 3.500%	7.416(c)	04/19/31	100	99,931
Trident TPI Holdings, Inc., Tranche Term B-7 Loan, 3 Month SOFR + 3.750%	7.752(c)	09/15/28	275	265,115
				2,052,357
Pharmaceuticals 1.5%
Amneal Pharmaceuticals LLC, Amendment No. 1 Term Loan, 1 Month SOFR + 3.500%	7.416(c)	08/02/32	325	328,250
Gainwell Acquisition Corp., Term B Loan, 3 Month SOFR + 4.100%	8.102(c)	10/01/27	520	513,956
Sharp Services LLC, Tranche Term E Loan, 3 Month SOFR + 3.000%^	6.990(c)	09/29/32	323	324,342
VetStrategy Canada Holdings, Inc. (Canada), Incremental Term B-12 Loan, 3 Month SOFR + 3.750%	7.752(c)	12/12/28	298	298,850
				1,465,398

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Pipelines 0.8%
Colossus Acquireco LLC, Term B Loan, 1 Month SOFR + 1.750%	5.878%(c)	07/30/32	225	$224,062
CPPIB OVM Member US LLC, Initial Term Loan, 3 Month SOFR + 2.500%	6.502(c)	08/20/31	247	247,744
FR BR Holdings LLC, Initial Term Loan, 3 Month SOFR + 4.250%^	8.185(c)	10/31/30	125	125,000
Prairie ECI Acquiror LP, Term B-4 Loan, 1 Month SOFR + 3.750%	7.666(c)	08/01/29	74	74,250
Stonepeak Bayou Holdings LP, Initial Term Loan, 3 Month SOFR + 2.750%	6.735(c)	10/01/32	125	115,937
				786,993
Private Equity 0.2%
HarbourVest Partners LP, New Term B Loan, 3 Month SOFR + 2.250%^	6.252(c)	04/18/30	236	236,712
Real Estate 0.3%
Greystar Real Estate Partners LLC, Term B-3 Loan, 3 Month SOFR + 2.500%^	6.322(c)	08/21/30	315	315,022
Real Estate Investment Trusts (REITs) 2.1%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1 Month SOFR + 3.250%	7.209(c)	06/13/30	100	99,999
Blackstone Mortgage Trust, Inc.,
Term B Loan	—(p)	12/31/32	275	274,656
Term B-4 Loan, 1 Month SOFR + 2.500%	6.416(c)	05/09/29	148	148,647
Term B-6 Loan, 1 Month SOFR + 3.000%	6.916(c)	12/10/30	74	74,457

Brookfield Properties Retail Holding LLC, 2025 Replacement Term Loan, 1 Month SOFR + 3.500%	7.416(c)	05/28/30	1,160	1,165,828
Starwood Property Mortgage LLC, Incremental Term B-2 Loan, 1 Month SOFR + 2.250%	6.166(c)	09/24/32	350	351,313
				2,114,900
Retail 2.4%
Burlington Coat Factory Warehouse Corp., Term B Loan, 1 Month SOFR + 1.750%	5.666(c)	09/24/31	75	74,577
Dave & Buster’s, Inc.,
2024 Incremental Term B Loan, 3 Month SOFR + 3.250%	7.125(c)	11/01/31	124	108,591
2024 Refinancing Term B Loan, 3 Month SOFR + 3.250%	7.125(c)	06/29/29	174	157,256

Great Outdoors Group LLC, Term B-3 Loan, 1 Month SOFR + 3.250%	7.166(c)	01/23/32	425	425,260
Johnstone Supply LLC, Term B Loan, 1 Month SOFR + 2.500%	6.451(c)	06/09/31	198	198,025
LBM Acquisition LLC,
Amendment No. 4 Incremental Term Loan, 1 Month SOFR + 5.000%	8.960(c)	06/06/31	100	98,875
Incremental Term Loan, 1 Month SOFR + 3.850%	7.810(c)	06/06/31	124	116,994
Peer Holding III BV (Netherlands),
Term B-4 Loan, 3 Month SOFR + 2.500%	6.502(c)	10/26/30	74	74,712
Term B-5 Loan, 3 Month SOFR + 2.500%	6.502(c)	07/01/31	223	223,801

PrimeSource/Park River Holdings, 2025 First Lien Term B Loan, 3 Month SOFR + 4.500%	8.485(c)	03/15/31	277	278,213
Raising Canes Restaurants LLC, First Amendment New Term Loan, 1 Month SOFR + 2.000%	5.984(c)	11/03/32	300	299,775

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Retail (cont’d.)

Rough Country LLC, First Lien Initial Term Loan, 1 Month SOFR + 3.614%	7.530%(c)	07/28/28	148	$146,298
White Cap Supply Holdings LLC, Tranche Term C Loan, 1 Month SOFR + 3.250%	7.215(c)	10/19/29	197	197,623
				2,400,000
Semiconductors 0.1%
Altar Bidco, Inc., Initial Term Loan, 12 Month SOFR + 3.100%	6.783(c)	02/01/29	149	147,384
Shipbuilding 0.1%
Lsf11 Trinity Bidco, Inc., 2025 Term B Loan, 1 Month SOFR + 2.500%^	6.451(c)	06/14/30	145	145,074
Software 3.9%
AthenaHealth Group, Inc., Initial Term Loan, 1 Month SOFR + 2.750%	6.666(c)	02/15/29	399	397,928
BMC Software, Inc., 2031 Replacement Dollar Term Loan, 3 Month SOFR + 3.000%	6.822(c)	07/30/31	296	294,993
Camelot US Acquisition LLC, Term B-1 Loan, 1 Month SOFR + 2.750%	6.666(c)	01/31/31	163	160,034
Clearwater Analytics LLC, Initial Term Loan, 6 Month SOFR + 2.250%	6.460(c)	04/21/32	125	125,000
Cloudera, Inc., Term Loan, 1 Month SOFR + 3.850%	7.766(c)	10/08/28	207	195,301
Cotiviti, Inc., Initial Floating Rate Term Loan, 1 Month SOFR + 2.750%	6.734(c)	05/01/31	225	216,000
Dayforce, Inc., Term B Loan	—(p)	10/31/32	225	224,219
Evertec Group LLC (Puerto Rico), Term B Loan, 1 Month SOFR + 2.250%	6.166(c)	10/30/30	235	235,000
Genesys Cloud Services Holdings II LLC, 2025 Dollar Term Loan, 1 Month SOFR + 2.500%	6.416(c)	01/30/32	423	416,340
HireRight Holdings Corp., 2025 Replacement Term Loan, 1 Month SOFR + 3.250%	7.166(c)	09/27/30	197	169,730
Inmar, Inc., 2025 First Lien Term Loan, 3 Month SOFR + 4.500%	8.440(c)	10/30/31	403	398,231
N-Able International Holdings II LLC, 2025 Term Loan^	—(p)	12/31/32	200	200,500
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month SOFR + 5.364%	9.280(c)	07/14/28	103	81,812
Veeam Software/VS Buyer, 2025 Repriced First Lien Term B Loan, 1 Month SOFR + 2.250%	6.090(c)	04/14/31	274	271,495
Weld North Education LLC, 2024 Term Loan, 1 Month SOFR + 3.500%	7.416(c)	12/21/29	243	230,441
Zelis Cost Management Buyer, Inc., Term B-2 Loan, 1 Month SOFR + 2.750%	6.666(c)	09/28/29	306	302,396
				3,919,420
Storage/Warehousing 0.3%
Rockpoint Gas Storage Partners LP (Canada), Amendment No. 2 Refinancing Term Loan, 3 Month SOFR + 2.500%	6.343(c)	09/18/31	310	310,502
Telecommunications 2.4%
Aventiv Technologies,
Bridge Loan, 3 Month SOFR + 10.262%	14.265	03/25/26(d)	7	6,923
Second Out Term Loan, 3 Month SOFR + 7.762%^	15.765(c)	03/25/26(d)	5	5,187

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Floating Rate and Other Loans (Continued)
Telecommunications (cont’d.)

Crown Subsea Communications Holding, Inc., 2025 Term Loan, 1 Month SOFR + 3.500%	7.416%(c)	01/30/31	298	$299,911
Iridium Satellite LLC, Term B-4 Loan, 1 Month SOFR + 2.250%	6.166(c)	09/20/30	100	95,333
Level 3 Financing, Inc., Term B-4 Loan, 1 Month SOFR + 3.250%	7.166(c)	03/29/32	350	350,766
Lumen Technologies, Inc.,
Term B-1 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/29	174	172,708
Term B-2 Loan, 1 Month SOFR + 2.464%	6.380(c)	04/15/30	746	741,658

Patagonia Holdco LLC, Initial Term Loan, 3 Month SOFR + 5.750%	9.620(c)	08/01/29	77	56,292
Qualitytech LP, Term Loan, 1 Month SOFR + 3.500%	7.506(c)	10/30/31	449	446,446
Xplore, Inc.,
Initial Term Loan, 1 Month SOFR + 5.114%	9.030(c)	10/24/29	30	27,608
Second Out Term Loan, 1 Month SOFR + 1.614%	6.000(c)	10/24/31	101	69,499

Zayo Group Holdings, Inc., Dollar Term Loan, 1 Month SOFR + 3.114%	7.030(c)	03/11/30	83	78,432
				2,350,763
Toys/Games/Hobbies 0.3%
Entain PLC (United Kingdom), Facility B-5, 3 Month SOFR + 2.250%	6.252(c)	07/30/32	300	297,750
Maverick Gaming LLC, Initial Roll-Up DIP Loan, 1 Month SOFR + 12.500%^	16.416(c)	06/23/26	9	7,741
Runitonetime LLC, Term Loan, 1 Month SOFR + 12.500%^	16.416(c)	04/16/26	4	3,798
				309,289
Transportation 0.9%
Beacon Mobility Corp.,
Delayed Draw Term Loan, 3 Month SOFR + 3.250%	7.252(c)	08/06/30	7	7,386
Term Loan, 3 Month SOFR + 3.250%	7.252(c)	08/06/30	88	88,391
First Student Bidco, Inc.,
Initial Term B Loan, 1 Month SOFR + 2.500%	6.416(c)	08/15/30	254	253,968
New Term C Loan, 1 Month SOFR + 2.500%	6.416(c)	08/15/30	46	46,475

Kenan Advantage Group, Inc. (The), Term B-4 Loan, 1 Month SOFR + 3.250%	7.166(c)	01/25/29	122	120,967
Pods LLC, Term Loan, 1 Month SOFR + 3.114%	7.030(c)	03/31/28	121	118,788
Savage Enterprises LLC, Term B Loan, 1 Month SOFR + 2.500%	6.506(c)	08/04/32	274	274,712
				910,687

Total Floating Rate and Other Loans (cost $70,511,958)				69,588,253
Residential Mortgage-Backed Securities 0.6%
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.572(c)	05/25/33	107	108,374
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.375(c)	03/29/27	237	239,488
Series 2024-03R, Class A, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)	7.125(c)	09/27/28	262	264,527

Total Residential Mortgage-Backed Securities (cost $605,889)				612,389

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligation(k) 0.5%
U.S. Treasury Bonds (cost $529,173)	4.125%	08/15/44	525	$492,434

	Shares
Affiliated Exchange-Traded Fund 1.8%
PGIM Active High Yield Bond ETF (cost $1,777,703)(wa)	50,000	1,779,250
Common Stocks 0.0%
Food Products 0.0%
TopCo Units Equity*^	376	—
Health Care Providers & Services 0.0%
Sound Physicians Holdings LLC (Class A Stock)*^(x)	7,940	2,565
Sound Physicians Holdings LLC (Class A2 Stock)*^(x)	355	355
		2,920
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	1,996	7,651
IT Services 0.0%
ConvergeOne Holdings, Inc.*	3,151	11,816
Software 0.0%
Mitel Networks International Ltd. (Canada)*^	265	3
Wireless Telecommunication Services 0.0%
Stonepeak Falcon Holdings, Inc. (Canada) (Class A Stock)*	5,763	11,339
Xplore, Inc. (Canada), CVR*^	432	—
		11,339

Total Common Stocks (cost $55,046)		33,729
Preferred Stocks 0.5%
Banks 0.0%
JPMorgan Chase & Co., 4.200%, Maturing 09/01/26	258	4,708
JPMorgan Chase & Co., 4.625%, Maturing 06/01/26	285	5,646
		10,354
Capital Markets 0.5%
Eagle Point Credit Co., Inc., 7.750%, Maturing 06/30/30	4,712	119,018
Eagle Point Credit Co., Inc., 8.000%, Maturing 01/31/29	249	6,277
OFS Capital Corp., 7.500%, Maturing 07/31/28	4,000	102,040
OFS Credit Co., Inc., 7.875%, Maturing 10/31/29	970	24,328
Oxford Lane Capital Corp., 7.950%, Maturing 02/29/32	5,920	148,829
Sound Point Meridian Capital, Inc., 8.000%, Maturing 11/30/29	3,033	75,976
		476,468
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	602	7,416

Total Preferred Stocks (cost $481,047)		494,238

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Description	Units	Value
Warrants* 0.0%
Entertainment 0.0%
Falcon’s Beyond Global, Inc., expiring 12/31/79^	2,501	$—
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	3,733	—

Total Warrants (cost $0)		—

Total Long-Term Investments (cost $93,825,790)		93,118,614

	Shares
Short-Term Investment 8.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 4.111%) (cost $8,411,830)(wa)	8,411,830	8,411,830

TOTAL INVESTMENTS 101.8% (cost $102,237,620)		101,530,444
Liabilities in excess of other assets(z) (1.8)%		(1,829,984)

Net Assets 100.0%		$99,700,460

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR—Euro
GBP—British Pound
USD—US Dollar

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DIP—Debtor-In-Possession
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
iBoxx—Bond Market Indices
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
MSI—Morgan Stanley & Co. International PLC
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
T—Swap payment upon termination

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $3,920,876 and 3.9% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2025.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wa)	Represents investments in Funds affiliated with the Manager.

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$5,227	$7,651	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%, 12/31/30	11/14/23	1	—	0.0
Digicel Group Holdings Ltd. (Jamaica), Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%, 12/31/30^	11/14/23	—	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	2,130	7,416	0.0
Sound Physicians Holdings LLC(Class A Stock)*^	05/31/24-06/28/24	7	2,565	0.0
Sound Physicians Holdings LLC(Class A2 Stock)*^	05/31/24	—	355	0.0
Total		$7,365	$17,987	0.0%
(z) Includes net unrealized  appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at November 30, 2025:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Aegion Corp., 2025 Incremental Delayed Draw Term Loan Commitment, 1.000%, Maturity Date 05/17/28 (cost $25,974)	26	$26,104	$130	$—
Beacon Mobility Corp, Delayed Draw Term Loan, —%(p), Maturity Date 08/06/30 (cost $4,665)	5	4,722	57	—
Clydesdale Acquisition Holdings, Inc., Delayed Draw Term Loan, 3.250%, Maturity Date 04/01/32 (cost $8,318)	8	8,276	—	(42)
Graftech Global Enterprises, Inc., Delayed Draw Term Loan, 3.750%, Maturity Date 12/21/29 (cost $181,818)	182	184,546	2,728	—
Jupiter Buyer, Inc., Initial Delayed Draw Term Loan, 4.250%, Maturity Date 11/01/31 (cost $20,590)	21	20,810	220	—
Pinnacle Buyer, LLC, Delayed Draw Term Loan, 1.000%, Maturity Date 09/30/32 (cost $28,226)	28	28,308	82	—
SWF Holdings I Corp., Delayed Draw Term Loan, 2.250%, Maturity Date 12/19/29 (cost $171,428)	171	170,143	—	(1,285)
		$442,909	$3,217	$(1,327)
Futures contracts outstanding at November 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions:
6	2 Year U.S. Treasury Notes	Mar. 2026	$1,253,156	$158
64	5 Year U.S. Treasury Notes	Mar. 2026	7,025,000	(3,133)
16	10 Year U.S. Treasury Notes	Mar. 2026	1,813,500	(272)
3	20 Year U.S. Treasury Bonds	Mar. 2026	352,313	(3,067)
				$(6,314)
Forward foreign currency exchange contracts outstanding at November 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/25	JPM	GBP	378	$494,369	$500,110	$5,741	$—
Euro,
Expiring 12/02/25	BNP	EUR	207	239,215	240,581	1,366	—
Expiring 12/02/25	MSI	EUR	645	743,612	748,971	5,359	—
				$1,477,196	$1,489,662	12,466	—

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Forward foreign currency exchange contracts outstanding at November 30, 2025 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 12/02/25	JPM	GBP	378	$504,224	$500,110	$4,114	$—
Expiring 01/09/26	JPM	GBP	378	494,370	500,111	—	(5,741)
Euro,
Expiring 12/02/25	MSI	EUR	853	994,375	989,552	4,823	—
Expiring 01/09/26	MSI	EUR	645	745,254	750,547	—	(5,293)
				$2,738,223	$2,740,320	8,937	(11,034)
						$21,403	$(11,034)
Credit default swap agreements outstanding at November 30, 2025:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at November 30, 2025(4)	Value at Trade Date	Value at November 30, 2025	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V1	12/20/30	5.000%(Q)	2,545	3.227%	$184,075	$214,242	$30,167
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	21,525	0.512%	474,789	526,028	51,239
					$658,864	$740,270	$81,406
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Total return swap agreements outstanding at November 30, 2025:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	BNP	12/22/25	500	$(1,986)	$—	$(1,986)

PGIM Floating Rate Income ETF
Schedule of Investments  (unaudited) (continued)
as of November 30, 2025
Total return swap agreements outstanding at November 30, 2025 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	12/22/25	500	$(2,646)	$—	$(2,646)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	12/22/25	750	(3,639)	—	(3,639)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	12/22/25	4,900	4,388	—	4,388
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	BNP	12/22/25	5,140	(2,245)	—	(2,245)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	03/20/26	340	683	—	683
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	03/20/26	500	(2,250)	—	(2,250)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	MSI	03/20/26	750	(3,045)	—	(3,045)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	BARC	03/20/26	1,700	(742)	—	(742)
iBoxx US Dollar Liquid Leveraged Loan Index(T)	1 Day SOFR(Q)/ 4.120%	BNP	06/22/26	205	47	—	47
					$(11,435)	$—	$(11,435)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).